Stock Award Plans - Nonvested Restricted Stock (Details) - Restricted Stock Awards - $ / shares	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Outstanding
Outstanding at beginning of period (in shares)	435,838	460,999	466,681
Granted (in shares)	197,706	249,272	205,100
Vested (in shares)	(205,715)	(159,103)	(198,620)
Forfeited (in shares)	(18,360)	(115,330)	(12,162)
Outstanding at end of period (in shares)	409,469	435,838	460,999
Weighted Average Fair Value
Outstanding at beginning of period (in dollars per share)	$ 23.73	$ 22.52	$ 18.56
Granted (in dollars per share)	26.24	21.41	26.11
Vested (in dollars per share)	25.56	26.09	16.65
Forfeited (in dollars per share)	17.20	10.61	27.00
Outstanding at end of period (in dollars per share)	$ 24.32	$ 23.73	$ 22.52